Other assets and other liabilities - Summary of Changes in Product Warranties (Detail) - Warranty provision [member] ¥ in Millions	12 Months Ended
Mar. 31, 2025 JPY (¥)
Disclosure of other provisions [line items]
Balance at beginning of the fiscal year	¥ 24,753
Additional product warranties	22,758
Amounts used during the year	(24,089)
Unused amounts reversed during the year	(1,594)
Translation adjustment	(452)
Balance at end of the fiscal year	¥ 21,376